PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsored Plans by Type (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Contributions made by the Company and its subsidiaries	R$ 60,106	R$ 51,328
PBS Assisted Plan (PBS-A)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Company's participation in distribution of reserves	R$ 114,852	R$ 89,130